Liquidity and Capital Resources - Additional Information (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2005
Working Capital Detail [Line Items]
Cash and cash equivalents	$ 1,540,673	$ 10,943,437	$ 593,632	$ 6,678,344	$ 13,528,444	$ 0
Deficit accumulated during the development stage	$ 65,818,837	$ 49,900,782		$ 35,513,000